Investment Strategy - WealthTrust DBS Long Term Growth ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund’s investment strategy is based on the belief that long term superior performance of a portfolio is driven by two factors: 1) tactical allocation is accomplished by identifying positive trends for asset classes, sectors, and industries; and 2) equity stock selection is based on quantitative analysis with an emphasis on earnings. The Fund’s portfolio will be actively managed and will primarily consist of investments in common stock issued by U.S. and foreign companies and exchange-traded funds (“ETFs”) that provide exposure to such U.S. and foreign companies. Investments in foreign companies will typically consist of investments in American Depository Receipts (“ADRs”) and/or ETFs that provide exposure to such foreign companies. The Fund may at times have exposure to fixed-income securities, gold and cash and cash equivalents and that exposure will typically be achieved through its investments in ETFs.

The Fund’s investment strategy is implemented using a third-party algorithmic trend analysis model, along with the Adviser’s own proprietary quantitative process (the “DBS Quantitative Process”). The strategy, which combines trend analysis with the DBS Quantitative Process, is designed to identify securities for purchase and, during the review of existing holdings, to flag potential sale candidates of the Fund.

The first step in the investment process involves the Fund using a third-party trend analysis model which is designed to identify asset classes, industries, and sectors that are demonstrating positive market trends (i.e., markets or asset classes making new highs and higher lows) or negative market trends (i.e., markets or asset classes making new lows and lower lows). The Fund’s trend analysis model considers a company’s moving average over varying periods, and it will consider certain momentum factors, such as the relative strength index, moving average convergence divergence and the average directional index. The Adviser also considers macroeconomic indicators, which include gross domestic product, unemployment rates and jobs report, consumer price index, produce price index, retail sales and industrial output, as part of the trend analysis process.

Once these trends are identified, the DBS Quantitative Process will then focus on identifying individual companies and ETFs from those asset classes, industries, and sectors identified as potential buys. This process focuses on company earnings and places the greatest weighting on quality earnings (i.e., repeatable earnings), positive earnings surprises (i.e., beating analysts’ expectations), and those companies that demonstrate a strong possibility of continued earnings’ growth. The DBS Quantitative Process, which includes the Quant Ranking described below, provides a list of candidates that are further assessed with additional screens and individual company analysis, as applicable, to determine the companies believed to provide the best opportunity for superior long-term price appreciation.

Each company in the Adviser’s database is assigned a quantitative ranking from 1-5, with 1, being a strong buy, 2, a buy, 3, a hold, 4, a sell and 5, a strong sell (the “Quant Ranking”). The Quant Rankings, which are updated daily, are based on an assessment of the following four factors:

1. Agreement - the extent to which all brokerage’ analysts agree (i.e., revising their earnings estimates in the same direction).

2. Magnitude - the larger the percentage increase or decrease in analysts projected quarterly earnings, the more weight is assigned to earnings estimate changes.

3. Upside - the deviation between the most accurate earnings estimate issued by the analyst who are believed to have the best track record and consensus earnings estimate.

4. Earnings Per Share (EPS) Surprise - the occurrence of a company’s reported quarterly or annual profits above or below analysts’ expectations.

Historically, companies that receive Quant Rankings of 1 and 2 have a better chance of beating their quarterly estimates, whereas Quant Rankings of 4 and 5 have a better chance of missing their quarterly estimates. The Fund focuses on Quant Rankings of 1-3 securities for potential buys and holds whereas Quant Rankings of 4-5 are not purchased initially and if held in the Fund, reviewed for sale if they fall to one of these rankings. One of the objectives of the Fund’s strategy is to own companies that have fewer quarterly earnings misses and more positive surprises than the underlying holdings of a broad-based market index. A broad-based market index is generally static as far as its constituent holdings are concerned with few changes to its holdings. The result is that a typical index will have holdings in companies that have Quant Rankings of 4 and 5 which, based on the Adviser’s research, have a better chance of missing their quarterly earnings estimates. The Adviser believes by not owning companies with a 4 or 5 Quant Ranking plus those asset classes, sectors and industries that are trending down based on the Adviser’s trend analysis, the Fund will be able to manage its risk level and provide long-term growth of capital.

While the Quant Ranking is very important to the overall screening process, the strategy applies additional proprietary screening criteria that is designed to further reduce the Fund’s investment universe. The Fund’s investment universe consists of approximately 7,000 companies from 48 different countries and captures over 98% of the investable universe. The proprietary screening process eliminates approximately 90% of these companies based on various screening criteria such as the aforementioned Quant Ranking, and various valuation statistics, including a company’s price to earnings ratio, PEG ratio (dividing a company’s P/E ratio by the current year growth estimate for the company), projected growth rates over a 3–5-year period, positive interest coverage (amount of annual cash from operations divided by current interest owed for the year, a company with a negative percentage result will be excluded from the Fund), debt to capital ratio, free cash flow, level of insider ownership and to a lesser extent dividend yield. After the screening process is completed, the Adviser will then review the remaining list of potential investments, approximately 700 companies and select 25-35 mostly large cap companies that have the quality of earnings and valuations in line with what the Adviser considers to be reasonable relative to the overall market and/or to the companies’ peers. The Fund defines large-cap companies as companies with market capitalizations of $10 billion or more as measured at the time of purchase.

During periods where the Fund’s trend analysis is indicating a long-term positive equity market trend, the Fund will be fully invested in companies and ETFs that are trending up. During periods where the Fund’s trend analysis is indicating a long-term negative equity market down trend, the Fund may increase its allocation to ETFs that provide exposure to alternative investments such as cash, gold, U.S. treasuries, or an inverse ETF that provides investment results that match a certain percentage of the inverse results of a specific index on a daily or monthly basis. An inverse ETF is designed to profit from a decline in the value of an underlying index (i.e., the S&P 500 Index) so any investments by the Fund in an inverse ETF will be expected to provide a hedge (or downside protection) to the Fund’s long equity exposure.

The Fund intends to operate as a diversified fund and its portfolio will be allocated between two WealthTrust DBS sleeves – the DBS Core sleeve (approximately 75% of the Fund’s portfolio) and the DBS Tactical Edge sleeve (approximately 25% of the Fund’s portfolio). These allocations may vary based on the Adviser’s overall perception of the market. The term “sleeve” is used to reference the portion of the Fund’s portfolio that will be allocated to the types of investments described herein for the applicable sleeve.

The DBS Core sleeve will be invested primarily in the common stock of large-cap companies and ETFs that provide exposure to large-cap companies. The Fund’s use of ETFs in the DBS Core Sleeve will be limited to situations where the Adviser believes an ETF provides the Fund with the desired exposure (i.e., to a certain sector or industry) cost effectively. Under normal circumstances, the DBS Core sleeve will hold 25-35 individual equity positions.

The DBS Tactical Edge sleeve will be primarily invested in ETFs which track indices of industries, sectors, and market capitalization that have been identified by the Fund’s trend analysis model. This could result in the DBS Tactical Edge Sleeve being very opportunistic at times. For example, the Fund may invest the entire DBS Tactical Sleeve in ETFs that provide exposure to small and/or mid-cap companies, value companies, and/or specific sectors and industries that are signaling positive performance trends. The DBS Tactical Edge sleeve may, at times, be more defensive in nature and look to provide the Fund with liquidity and diversification. This type of positioning typically occurs when the Fund’s trend analysis model is signaling a major market correction and the Adviser’s analysis of such macroeconomic indicators as gross domestic product, unemployment rates and jobs report, consumer price index, produce price index, retail sales and industrial output results is also indicating a likely market correction. When the Fund implements a defensive/hedging strategy it may result in the Fund having exposure to alternative investments such as fixed-income securities (including U.S. treasuries), cash, gold, and equal weighted inverse ETFs.

The Fund’s investment selections will be the responsibility of the Adviser and the Adviser reserves the right to override the Fund’s investment models. In addition, the Fund’s Sub-Adviser will only be responsible for managing the creation and redemption trading process for the Fund.

Strategy Portfolio Concentration [Text]	The Fund intends to operate as a diversified fund and its portfolio will be allocated between two WealthTrust DBS sleeves – the DBS Core sleeve (approximately 75% of the Fund’s portfolio) and the DBS Tactical Edge sleeve (approximately 25% of the Fund’s portfolio).